Related Party Transactions - Schedule of related party transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Sales	$ 0.4	$ 0.5	$ 1.2
Purchases	$ 0.7	$ 0.1	$ 0.8